Equity - Schedule of Non-controlling Interests (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 30,618,033	$ 35,513,436	$ 41,574,868
Share in profit for the year	(47,065,537)	(42,185,597)	(39,891,978)
Proceeds from non-controlling interests	2,500,000
Ending balance	(603,274)	$ 30,618,033	$ 35,513,436
Non-controlling Interests
Disclosure Of Classes Of Share Capital [Line Items]
Share in profit for the year	(49,570)
Proceeds from non-controlling interests	2,500,000
Adjustments relating to changes in capital surplus of associates accounted for using the equity method	(1,376,349)
Ending balance	$ 1,074,081